Operations by Geographic Area	12 Months Ended
Dec. 31, 2012
Operations by Geographic Area

16. Operations by Geographic Area

Geographic information for the years ended December 31, 2010, 2011 and 2012 is based on the location of the distribution entity. Revenues by geographic region are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Korea	￦	9,737	￦	10,458	￦	14,762
Japan		29,186		29,513		30,387
Taiwan and Hong Kong		2,926		3,590		2,244
United States		4,759		5,879		5,023
Russia		647		487		476
Brazil		1,114		1,189		837
Thailand		936		1,245		974
Europe		1,084		2,058		982
Other		1,973		3,058		2,096

	￦	52,362	￦	57,477	￦	57,781

Approximately 85% and 15% of the Company’s property and equipment are located in Korea and the United States, respectively as of December 31, 2012.